YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 101.7%	Shares	Value
Software & Tech Services - 2.6%
Synopsys, Inc.(a)(b)	2,720	$1,312,672

Tech Hardware & Semiconductors - 99.1%(c)
ACM Research, Inc. - Class A(a)	31,528	1,629,682
Advanced Micro Devices, Inc.(a)(b)	6,184	2,192,166
Analog Devices, Inc.(b)	4,880	1,963,029
Applied Materials, Inc.(b)	4,723	1,863,176
Arm Holdings PLC, ADR(a)(b)	12,541	2,637,623
ASE Technology Holding Co. Ltd., ADR(b)	41,754	1,311,493
ASML Holding NV	1,633	2,349,871
Broadcom, Inc.	7,065	2,949,143
Intel Corp.(a)(b)	20,600	1,946,288
KLA Corp.(b)	1,123	1,965,643
Lam Research Corp.(b)	8,433	2,174,533
Lattice Semiconductor Corp.(a)	11,923	1,457,944
Marvell Technology, Inc.(b)	17,985	2,970,223
Microchip Technology, Inc.(b)	14,405	1,338,369
Micron Technology, Inc.(b)	4,228	2,186,553
Monolithic Power Systems, Inc.(b)	1,167	1,884,017
NVIDIA Corp.(b)	16,934	3,379,518
NXP Semiconductors NV(b)	5,888	1,728,658
ON Semiconductor Corp.(a)(b)	11,640	1,173,428
QUALCOMM, Inc.(b)	10,085	1,811,064
STMicroelectronics NV(b)	34,401	1,896,871
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	4,620	1,829,797
Teradyne, Inc.(b)	3,561	1,223,097
Texas Instruments, Inc.(b)	6,970	1,959,128
United Microelectronics Corp., ADR(b)	115,137	1,503,689
		49,325,003

TOTAL COMMON STOCKS (Cost $40,180,172)		50,637,675

PURCHASED OPTIONS - 10.9%(a)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 10.9%
ACM Research, Inc., Expiration: 5/15/2026; Exercise Price: $57.50	$651,294	126	$28,350
ACM Research, Inc., Expiration: 5/15/2026; Exercise Price: $55.00	976,941	189	53,392
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $372.50	2,162,389	61	87,382
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $280.00	1,807,899	51	391,297
Analog Devices, Inc., Expiration: 5/15/2026; Exercise Price: $425.00	241,356	6	2,580
Analog Devices, Inc., Expiration: 5/15/2026; Exercise Price: $395.00	80,452	2	3,500
Analog Devices, Inc., Expiration: 5/15/2026; Exercise Price: $370.00	1,609,040	40	142,400
Applied Materials, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	1,854,103	47	76,845
Arm Holdings PLC, Expiration: 5/15/2026; Exercise Price: $250.00	2,292,488	109	57,770
Arm Holdings PLC, Expiration: 5/15/2026; Exercise Price: $240.00	336,512	16	11,200
Arm Holdings PLC, Expiration: 5/15/2026; Exercise Price: $170.00	2,187,328	104	450,060
ASML Holding NV, Expiration: 5/15/2026; Exercise Price: $1,680.00	2,302,384	16	5,920
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $450.00	375,687	9	3,577
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $420.00	125,229	3	4,087
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $400.00	2,421,094	58	150,510
Intel Corp., Expiration: 5/15/2026; Exercise Price: $90.00	1,946,288	206	174,585
Intel Corp., Expiration: 5/15/2026; Exercise Price: $65.00	1,946,288	206	613,365
KLA Corp., Expiration: 5/15/2026; Exercise Price: $1,920.00	1,925,385	11	20,405
Lam Research Corp., Expiration: 5/15/2026; Exercise Price: $290.00	2,166,024	84	26,166
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $130.00	293,472	24	15,720
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $120.00	1,161,660	95	101,175
Marvell Technology, Inc., Expiration: 5/15/2026; Exercise Price: $180.00	363,330	22	9,405
Marvell Technology, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	132,120	8	7,920
Marvell Technology, Inc., Expiration: 5/15/2026; Exercise Price: $135.00	2,460,735	149	465,998
Microchip Technology, Inc., Expiration: 5/15/2026; Exercise Price: $97.50	1,189,248	128	42,880
Microchip Technology, Inc., Expiration: 5/15/2026; Exercise Price: $77.50	984,846	106	164,300
Micron Technology, Inc., Expiration: 5/15/2026; Exercise Price: $505.00	362,012	7	25,848
Micron Technology, Inc., Expiration: 5/15/2026; Exercise Price: $430.00	1,810,060	35	324,538
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,700.00	322,882	2	13,320
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,460.00	1,452,969	9	178,650
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $215.00	3,213,077	161	24,070
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $200.00	159,656	8	4,940
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $310.00	1,702,822	58	27,550
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $240.00	1,497,309	51	277,695
ON Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $115.00	594,779	59	13,422
ON Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $94.00	20,162	2	2,055
ON Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $85.00	554,455	55	95,838
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $190.00	1,795,800	100	34,250
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $135.00	1,508,472	84	377,370
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $60.00	1,086,258	197	20,685
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $47.00	137,850	25	21,500
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $42.00	22,056	4	5,320
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $40.00	650,652	118	179,360
Synopsys, Inc., Expiration: 5/15/2026; Exercise Price: $520.00	241,300	5	3,275
Synopsys, Inc., Expiration: 5/15/2026; Exercise Price: $470.00	48,260	1	2,720
Synopsys, Inc., Expiration: 5/15/2026; Exercise Price: $420.00	1,013,460	21	138,810
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/15/2026; Exercise Price: $390.00	1,821,876	46	80,615
Teradyne, Inc., Expiration: 5/15/2026; Exercise Price: $430.00	1,202,145	35	5,950
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $300.00	1,939,452	69	12,420
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $240.00	1,714,588	61	252,998
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $14.00	1,503,206	1,151	40,285
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $11.00	787,518	603	132,660
Total Call Options			5,406,933

TOTAL PURCHASED OPTIONS (Cost $1,672,362)			5,406,933

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	362,685	$362,685

TOTAL SHORT-TERM INVESTMENTS (Cost $362,685)		362,685

TOTAL INVESTMENTS - 113.3% (Cost $42,215,219)		$56,407,293
Liabilities in Excess of Other Assets - (13.3)%		(6,615,278)
TOTAL NET ASSETS - 100.0%		$49,792,015

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $4,468,311.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (13.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (13.1)%
ACM Research, Inc., Expiration: 5/15/2026; Exercise Price: $56.00	$(651,294)	(126)	$(32,760)
ACM Research, Inc., Expiration: 5/15/2026; Exercise Price: $52.50	(976,941)	(189)	(74,655)
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $362.50	(2,162,389)	(61)	(111,782)
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $270.00	(1,807,899)	(51)	(439,365)
Analog Devices, Inc., Expiration: 5/15/2026; Exercise Price: $415.00	(241,356)	(6)	(4,590)
Analog Devices, Inc., Expiration: 5/15/2026; Exercise Price: $385.00	(80,452)	(2)	(4,890)
Analog Devices, Inc., Expiration: 5/15/2026; Exercise Price: $360.00	(1,609,040)	(40)	(177,400)
Applied Materials, Inc., Expiration: 5/15/2026; Exercise Price: $400.00	(1,854,103)	(47)	(93,412)
Arm Holdings PLC, Expiration: 5/15/2026; Exercise Price: $245.00	(2,292,488)	(109)	(68,670)
Arm Holdings PLC, Expiration: 5/15/2026; Exercise Price: $230.00	(336,512)	(16)	(14,600)
Arm Holdings PLC, Expiration: 5/15/2026; Exercise Price: $165.00	(2,187,328)	(104)	(493,480)
ASE Technology Holding Co. Ltd., Expiration: 5/15/2026; Exercise Price: $35.00	(1,309,797)	(417)	(22,935)
ASML Holding NV, Expiration: 5/15/2026; Exercise Price: $1,620.00	(2,302,384)	(16)	(12,400)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $440.00	(375,687)	(9)	(5,850)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	(125,229)	(3)	(5,835)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $390.00	(2,421,094)	(58)	(192,705)
Intel Corp., Expiration: 5/15/2026; Exercise Price: $87.00	(1,946,288)	(206)	(214,240)
Intel Corp., Expiration: 5/15/2026; Exercise Price: $62.50	(1,946,288)	(206)	(663,320)
KLA Corp., Expiration: 5/15/2026; Exercise Price: $1,860.00	(1,925,385)	(11)	(34,650)
Lam Research Corp., Expiration: 5/15/2026; Exercise Price: $280.00	(2,166,024)	(84)	(44,520)
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $125.00	(293,472)	(24)	(20,280)
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $115.00	(1,161,660)	(95)	(126,825)
Marvell Technology, Inc., Expiration: 5/15/2026; Exercise Price: $175.00	(363,330)	(22)	(12,650)
Marvell Technology, Inc., Expiration: 5/15/2026; Exercise Price: $160.00	(132,120)	(8)	(10,020)
Marvell Technology, Inc., Expiration: 5/15/2026; Exercise Price: $130.00	(2,460,735)	(149)	(532,303)
Microchip Technology, Inc., Expiration: 5/15/2026; Exercise Price: $95.00	(1,189,248)	(128)	(55,040)
Microchip Technology, Inc., Expiration: 5/15/2026; Exercise Price: $75.00	(984,846)	(106)	(191,860)
Micron Technology, Inc., Expiration: 5/15/2026; Exercise Price: $485.00	(362,012)	(7)	(34,510)
Micron Technology, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	(1,810,060)	(35)	(389,725)
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,640.00	(322,882)	(2)	(18,320)
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,420.00	(1,452,969)	(9)	(207,000)

NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $205.00	$(3,213,077)	(161)	$(64,400)
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $195.00	(159,656)	(8)	(7,240)
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $300.00	(1,702,822)	(58)	(45,530)
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $230.00	(1,497,309)	(51)	(327,930)
ON Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $110.00	(594,779)	(59)	(19,913)
ON Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $91.00	(20,162)	(2)	(2,545)
ON Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $80.00	(554,455)	(55)	(118,388)
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $185.00	(1,795,800)	(100)	(48,500)
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $130.00	(1,508,472)	(84)	(419,370)
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $55.00	(1,086,258)	(197)	(55,653)
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $46.00	(137,850)	(25)	(23,000)
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $41.00	(22,056)	(4)	(5,640)
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $39.00	(650,652)	(118)	(189,390)
Synopsys, Inc., Expiration: 5/15/2026; Exercise Price: $500.00	(241,300)	(5)	(6,325)
Synopsys, Inc., Expiration: 5/15/2026; Exercise Price: $450.00	(48,260)	(1)	(4,090)
Synopsys, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	(1,013,460)	(21)	(158,445)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/15/2026; Exercise Price: $380.00	(1,821,876)	(46)	(109,135)
Teradyne, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	(1,202,145)	(35)	(9,450)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $290.00	(1,939,452)	(69)	(28,462)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $230.00	(1,714,588)	(61)	(313,235)
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $13.00	(1,503,206)	(1,151)	(80,570)
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $10.00	(787,518)	(603)	(186,930)
Total Call Options			(6,534,733)

TOTAL WRITTEN OPTIONS (Premiums received $2,254,915)			$(6,534,733)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.